Third Avenue Variable Series Trust

Third Avenue Value Portfolio (Formerly, FFI Strategies Portfolio)

Portfolio of Investments

at March 31, 2022 (Unaudited)

Shares	Security†	Value

Common Stocks - 88.94%
	Aerospace & Defense - 3.69%
18,077	Dassault Aviation S.A. (France)	$2,854,666

	Automotive - 6.98%
33,327	Bayerische Motoren Werke AG (Germany)	2,880,039
29,419	Daimler Truck Holding AG (Germany) (a)	815,936
24,343	Mercedes-Benz Group AG (Germany)	1,708,624

		5,404,599

	Banks - 14.79%
796,761	Bank of Ireland Group PLC (Ireland) (a)	5,066,696
31,396	Comerica, Inc.	2,839,140
281,340	Deutsche Bank AG (Germany) (a)	3,543,251

		11,449,087

	Building Products - 2.36%
98,851	Buzzi Unicem SpA (Italy)	1,829,254

	Consumer Products - 1.40%
42,027	Fila Holdings Corp. (South Korea)	1,081,334

	Diversified Holding Companies - 7.72%
394,415	CK Hutchison Holdings, Ltd. (Cayman Islands).	2,884,124
105,500	Jardine Cycle & Carriage, Ltd. (Singapore)	1,941,638
378,602	Quinenco S.A. (Chile)	1,150,049

		5,975,811

	Engineering & Construction - 3.43%
74,144	Boskalis Westminster (Netherlands)	2,654,962

	Financial Services - 1.63%
36,453	Lazard, Ltd., Class A (Bermuda)	1,257,628

	Forest Products & Paper - 3.32%
92,369	Interfor Corp. (Canada)	2,569,028

	Insurance - 2.83%
84,505	Old Republic International Corp.	2,186,144

	Metals & Mining - 15.67%
769,185	Capstone Copper Corp. (Canada) (a)	4,349,988
298,199	Lundin Mining Corp. (Canada)	3,022,183
128,091	Warrior Met Coal, Inc.	4,753,457

		12,125,628

	Non-U.S. Real Estate Operating Companies - 2.32%
136,843	CK Asset Holdings, Ltd. (Cayman Islands)	935,381
1,442,800	Genting Singapore, Ltd. (Singapore)	862,345

		1,797,726

	Oil & Gas Production & Services - 11.41%
16,433	Drilling Co. of 1972 A/S (The) (Denmark) (a)	898,403
299,852	Subsea 7, S.A. (Luxembourg)	2,785,867
159,175	Tidewater, Inc. (a)	3,460,465
32,403	Valaris, Ltd. (Bermuda) (a)	1,683,984

		8,828,719

	Retail - 2.20%
35,700	Seven & i Holdings Co., Ltd. (Japan)	1,702,076

	Transportation & Logistics - 2.22%
15,925,978	Cia Sud Americana de Vapores S.A. (Chile)	1,720,119

	Transportation Infrastructure - 4.69%
122,107	Hawaiian Holdings, Inc. (a)	2,405,508

Shares	Security†	Value

	Transportation Infrastructure (continued)
5,012,700	Hutchison Port Holdings Trust (Singapore)	$1,221,926

		3,627,434

	U.S. Real Estate Operating Companies - 2.28%
288,407	Five Point Holdings, LLC, Class A (a)	1,762,167

	Total Common Stocks (Cost $59,291,927)	68,826,382

Purchased Options - 1.06%
	Total Purchased Options (see below for details) (Cost $707,525)	823,286

	Total Investment Portfolio - 90.00%
	(Cost $59,999,452)	69,649,668
	Other Assets less Liabilities - 10.00%	7,737,270

	NET ASSETS - 100.00%
	(Applicable to 3,647,866 shares outstanding)	$77,386,938

	NET ASSET VALUE PER SHARE	$21.21

Notes:

(a)	Non-income producing security.
†	U.S. issuer unless otherwise noted.

See accompanying notes to the Portfolio of Investments.

Third Avenue Variable Series Trust

Third Avenue Value Portfolio (Formerly, FFI Strategies Portfolio)

Portfolio of Investments (continued)

at March 31, 2022 (Unaudited)

% of
Summary of Investments by Industry	Net Assets
Metals & Mining	15.67%
Banks	14.79
Oil & Gas Production & Services	11.41
Diversified Holding Companies	7.72
Automotive	6.98
Transportation Infrastructure	4.69
Aerospace & Defense	3.69
Engineering & Construction	3.43
Forest Products & Paper	3.32
Insurance	2.83
Building Products	2.36
Non-U.S. Real Estate Operating Companies	2.32
U.S. Real Estate Operating Companies	2.28
Transportation & Logistics	2.22
Retail	2.20
Financial Services	1.63
Consumer Products	1.40
Purchased Options	1.06
Other Assets less Liabilities	10.00

Total	100.00%

% of
Country Concentration	Net Assets
United States	23.56%
Canada	12.85
Germany	11.56
Ireland	6.55
Singapore	5.20
Cayman Islands	4.93
Bermuda	3.80
Chile	3.71
France	3.69
Luxembourg	3.60
Netherlands	3.43
Italy	2.36
Japan	2.20
South Korea	1.40
Denmark	1.16

Total	90.00%

Purchased Options

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust, Put	Goldman Sachs & Co.	455	$20,549,620	440.00 USD	08/19/22	$823,286

Total Purchased Options (Cost $707,525)						$823,286

ETF: Exchange Traded Fund.

See accompanying notes to the Portfolio of Investments.

Third Avenue Variable Series Trust

Third Avenue Value Portfolio (Formerly, FFI Strategies Portfolio)

Notes to Portfolio of Investments

March 31, 2022 (Unaudited)

Security valuation:

The Portfolio’s equity securities listed on an exchange market system will generally be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by the Portfolio that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Portfolio determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Portfolio does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Portfolio.

Securities that do not have a readily available current market value or that have been subject to a significant event occurring between the time of the last sales price and the close of the New York Stock Exchange (the “Exchange”) are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. There were no fair value securities for the Portfolio at March 31, 2022. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Valuation Committee. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Portfolio’s procedures may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available.

Securities listed on certain non-U.S exchanges that close at a substantially earlier time than the Exchange (such as most European or Asian exchanges) are fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets and are categorized as Level 2, as defined below. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of the close of regular trading on the Exchange, as provided by an independent pricing service approved by the Board of Trustees.

In addition to utilizing an independent fair value pricing service for securities listed on certain non-U.S. exchanges as described above, the Portfolio may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that the Portfolio prices its shares. Significant events may include: (i) events impacting a single issuer, (ii) governmental actions that affect securities in one sector or country, (iii) natural disasters or armed conflict, or (iv) significant domestic or foreign market fluctuations. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

Fair value measurements:

In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, the Portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that the Portfolio would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•     Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access at the measurement date;

•     Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active; and

Third Avenue Variable Series Trust

Third Avenue Value Portfolio (Formerly, FFI Strategies Portfolio)

Portfolio of Investments (continued)

March 31, 2022 (Unaudited)

•     Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Portfolio. The Portfolio considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary by level of inputs used to value the Portfolio’s investments as of March 31, 2022:

Assets	Total Value at 3/31/22	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs
Common Stocks:
Aerospace & Defense	$2,854,666	$—	$2,854,666	$—
Automotive	5,404,599	—	5,404,599	—
Banks	11,449,087	2,839,140	8,609,947	—
Building Products	1,829,254	—	1,829,254	—
Consumer Products	1,081,334	—	1,081,334	—
Diversified Holding Companies	5,975,811	1,150,049	4,825,762	—
Engineering & Construction	2,654,962	—	2,654,962	—
Financial Services	1,257,628	1,257,628	—	—
Forest Products & Paper	2,569,028	2,569,028	—	—
Insurance	2,186,144	2,186,144	—	—
Metals & Mining	12,125,628	12,125,628	—	—
Non-U.S. Real Estate Operating Companies	1,797,726	—	1,797,726	—
Oil & Gas Production & Services	8,828,719	5,144,449	3,684,270	—
Retail	1,702,076	—	1,702,076	—
Transportation & Logistics	1,720,119	1,720,119	—	—
Transportation Infrastructure	3,627,434	2,405,508	1,221,926	—
U.S. Real Estate Operating Companies	1,762,167	1,762,167	—	—

Total Common Stocks	68,826,382	33,159,860	35,666,522	—

Purchased Options:	823,286	—	823,286	—

Total Purchased Options	823,286	—	823,286	—

Total Value of Investments	$69,649,668	$33,159,860	$36,489,808	$—

^

Securities categorized as Level 2 include securities listed on certain non-U.S. exchanges that close at a substantially earlier time than the Exchange (such as most European or Asian exchanges) that are fair valued daily by an independent fair value pricing service approved by the Board of Trustees.

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